ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2021
ORGANIZATION AND PRINCIPAL ACTIVITIES
Summary of financial statement balances and amounts of the Company's VIEs were included in the accompanying consolidated financial statements

1.	ORGANIZATION AND PRINCIPAL ACTIVITIES-CONTINUED

Consolidated Balance Sheets Information

	As of December 31,
	2020	2021
Cash and cash equivalents	$607	$343
Inventories	—	404
Prepayment for vehicle purchase and other current assets	442	51,236
Amounts due from related parties	704	—

Total current assets	1,753	51,983

Property and equipment, net	1	21
Intangible assets, net	293	295
Right-of-use assets		10
Other non-current assets	4,546	—

Total non-current assets	4,840	326

Total assets	$6,593	$52,309

Accounts payable	$—	$199
Short-term borrowing	—	6,277
Accrued expenses and other current liabilities	6	8,873
Advances from customers	412	500
Amounts due to related parties	10	—
Income tax payable	2	3,511

Total current liabilities	430	19,360

Total non-current liabilities	—	—

Total liabilities	$430	$19,360

Consolidated Statements of Operations data

	Years ended December 31,
	2019	2020	2021
Revenues	$45,848	$1,207	$253,840
Net loss	$(109)	$(166)	$(768)

1.	ORGANIZATION AND PRINCIPAL ACTIVITIES-CONTINUED

Consolidated Cash Flows Information

	Years ended December 31,
	2019	2020	2021
Net cash provided by (used in) operating activities	$158	$(1,135)	$(3,092)
Net cash (used in) provided by investing activities	$—	$(290)	$2,822
Net cash (used in) provided by financing activities	$(318)	$2,132	$—